Derivative and Other Fair Value Instruments (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Mortgage notes payable	$ 3,898,369,000	$ 4,111,487,000
Notes, net	4,630,875,000	5,609,574,000
Fair value of mortgage notes payable	4,300,000,000	4,300,000,000
Fair value of unsecured notes payable including line of credit	5,200,000,000	6,000,000,000
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	194,700,000	197,600,000
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	18,900,000
Debt Instrument, Face Amount		1,000,000,000	600,000,000
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0	(170,000)	0
Interest Expense, Debt	456,763,000	461,754,000	457,613,000
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	(11,772,000)	(143,768,000)	(65,894,000)
Four Point Six Two Five Fixed Rate Public Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge		153,200,000
Debt Instrument, Face Amount		1,000,000,000
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net		200,000
Interest Expense, Debt		5,900,000
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion		147,100,000
4.75% Fixed Rate Public Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge			$ 10,000,000